2. PRELIMINARY PURCHASE PRICE ALLOCATION (in thousands) (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Schedule of Purchase Price Allocation
Tangible Assets:
Accounts receivable	$3,114
Prepaid assets	5
Equipment held for resale	1,367
Property, plant and equipment	70,464
Deposits	50
Air Credits	72
Investments	25
Total Tangible Assets Acquired	75,097

Liabilities Assumed
Accounts payable	(6)

Identified Intangible Assets
Permits	926
Net Assets Acquired	$76,017